Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Advantage Large Cap Income ETF
(the “Fund”)
Supplement dated August 14, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated April 30, 2025, as supplemented to date
On July 30, 2025, the Board of Trustees of BlackRock ETF Trust approved a change in the name of the Fund to “iShares U.S. Large Cap Premium Income Active ETF” and certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name. These changes are expected to become effective on or about October 16, 2025.
Accordingly, effective on or about October 16, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
iShares Advantage Large Cap Income ETF is renamed iShares U.S. Large Cap Premium Income Active ETF.
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of large cap equity securities of U.S. issuers and options that produce premium income. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund seeks to achieve its investment objective by employing a targeted outcome strategy consisting of the following:
•	holding long positions in U.S. large cap equity securities,
•	selling (writing) call options on a U.S. large cap equity index, such as the S&P 500® Index (the “S&P 500 Index”), and
•	buying futures on a U.S. large cap equity index, such as the S&P 500 Index.
For purposes of the Fund’s 80% policy, large cap equity securities are equity securities of companies that, at the time of purchase, have a market capitalization within the range of companies included in the S&P 500 Index. As of March 31, 2025, the market capitalization range of companies included in the S&P 500 Index is $5.3 billion to $3.33 trillion. Equity securities are considered to be those of U.S. issuers where (i) the company is domiciled in the U.S., (ii) the company is listed on a U.S. stock exchange, (iii) the company’s principal operations are conducted in the U.S. or the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark.
The equity securities in which the Fund invests include common stock, preferred stock and other financial instruments that are components of, or have characteristics similar to, securities included in a U.S. large cap equity index, such as the S&P 500 Index. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may also purchase convertible securities.
To generate premium income, the Fund will sell (write) call options on a U.S. large cap equity index, such as the S&P 500 Index. An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund writes (sells) a call option, the Fund is entitled to receive a premium. Although not perfectly correlated, such call options may have the impact of capping potential gains from the Fund’s long position in equity securities. Therefore, to reduce the potential impact of this cap on the potential gains (with actual results dependent on various factors including the degree of options and futures activity over time), the Fund will buy futures on a U.S. large cap equity index.
The Fund seeks to pursue its investment objective by investing in securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to prioritize insights that demonstrate downside protection as well as identify aspects of mispricing across stocks which the Fund can seek to capture by over‑and underweighting particular equity securities while seeking to control incremental risk. BFA then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process.

iShares Advantage Large Cap Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Advantage Large Cap Income ETF
(the “Fund”)
Supplement dated August 14, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated April 30, 2025, as supplemented to date
On July 30, 2025, the Board of Trustees of BlackRock ETF Trust approved a change in the name of the Fund to “iShares U.S. Large Cap Premium Income Active ETF” and certain changes to the Fund’s investment strategy in connection with the change in the Fund’s name. These changes are expected to become effective on or about October 16, 2025.
Accordingly, effective on or about October 16, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
iShares Advantage Large Cap Income ETF is renamed iShares U.S. Large Cap Premium Income Active ETF.
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of large cap equity securities of U.S. issuers and options that produce premium income. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund seeks to achieve its investment objective by employing a targeted outcome strategy consisting of the following:
•	holding long positions in U.S. large cap equity securities,
•	selling (writing) call options on a U.S. large cap equity index, such as the S&P 500® Index (the “S&P 500 Index”), and
•	buying futures on a U.S. large cap equity index, such as the S&P 500 Index.
For purposes of the Fund’s 80% policy, large cap equity securities are equity securities of companies that, at the time of purchase, have a market capitalization within the range of companies included in the S&P 500 Index. As of March 31, 2025, the market capitalization range of companies included in the S&P 500 Index is $5.3 billion to $3.33 trillion. Equity securities are considered to be those of U.S. issuers where (i) the company is domiciled in the U.S., (ii) the company is listed on a U.S. stock exchange, (iii) the company’s principal operations are conducted in the U.S. or the company does a substantial amount of business in the U.S. or (iv) the issuer of securities is included in the Fund’s primary U.S. benchmark.
The equity securities in which the Fund invests include common stock, preferred stock and other financial instruments that are components of, or have characteristics similar to, securities included in a U.S. large cap equity index, such as the S&P 500 Index. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may also purchase convertible securities.
To generate premium income, the Fund will sell (write) call options on a U.S. large cap equity index, such as the S&P 500 Index. An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). When the Fund writes (sells) a call option, the Fund is entitled to receive a premium. Although not perfectly correlated, such call options may have the impact of capping potential gains from the Fund’s long position in equity securities. Therefore, to reduce the potential impact of this cap on the potential gains (with actual results dependent on various factors including the degree of options and futures activity over time), the Fund will buy futures on a U.S. large cap equity index.
The Fund seeks to pursue its investment objective by investing in securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to prioritize insights that demonstrate downside protection as well as identify aspects of mispricing across stocks which the Fund can seek to capture by over‑and underweighting particular equity securities while seeking to control incremental risk. BFA then constructs and rebalances the portfolio by integrating its investment insights with the model-based optimization process.